Finance Income - Net - Summary of Finance Income - Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disclosure Of Finance Income Expense [Abstract]
Interest income on deposits	¥ 2,839		¥ 206
Interest and Investment Income From Investments At Fair Value Through Other Comprehensive Income	8,998		1,088
Finance income	11,837	$ 1,638	1,294
Interest for lease liabilities	(72)		(58)
Finance cost	(72)	(10)	(58)
Finance income - net	¥ 11,765	$ 1,628	¥ 1,236